(Logo) The American Funds Group

The American Finds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland(R)
(map logo)

The Tax-Exempt Fund of Virginia(R)
(map logo)

The Tax-Exempt Fund of Maryland    and The Tax-Exempt Fund of Virginia

    seek
a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 28 mutual funds in The American Funds Group,

    advised by Capital Research
and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual compound returns with all distributions reinvested for periods ended December 31, 1998 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods:

                                                 Maryland Fund  Virginia Fund
10 years                                            +6.85%         +6.71%
5 years                                             +4.77%         +4.47%
12 months                                           +0.71%         +0.66%

Sales charges are lower for accounts of $25,000 or more.

FUND RESULTS IN THIS REPORT WERE COMPUTED WITHOUT A SALES CHARGE UNLESS OTHERWISE INDICATED. FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. INVESTMENTS IN THE FUNDS ARE SUBJECT TO INTEREST RATE FLUCTUATIONS. ADDITIONALLY, EACH FUND IS MORE SUSCEPTIBLE TO FACTORS ADVERSELY AFFECTING ISSUERS OF ITS STATE'S TAX-EXEMPT SECURITIES THAN A MORE WIDELY DIVERSIFIED MUNICIPAL BOND FUND. INCOME MAY BE SUBJECT TO FEDERAL ALTERNATIVE MINIMUM TAXES. CERTAIN OTHER INCOME, AS WELL AS CAPITAL GAIN DISTRIBUTIONSA, MAY BE TAXABLE.

Fellow Shareholders

Municipal bond investors enjoyed a rare phenomenon during the six months ended January 31: The absolute yields of municipal bonds were, in many cases, neck and neck with those of Treasury bonds. Of course, income from munis offered the investors who lived in the states that issued them the considerable advantage of being free of Federal taxes as well as state taxes. You benefited as an investor in The Tax-Exempt Fund of Maryland or The Tax-Exempt Fund of Virginia.

During the period, Maryland Fund investors saw the value of their shares rise 16 cents, from $16.04 to $16.20. Income dividends totaled 37.7 cents a share and the Fund made a long-term capital gain distribution of 9.5 cents a share.

Virginia Fund shareholders saw the value of their shares gain 14 cents, from $16.36 to $16.50. Income dividends totaled 36.7 cents a share and a capital gain distribution amounted to 17.9 cents (14.3 cents long-term and 3.6 cents short-term) a share.

If, like most shareholders, you reinvested your dividends and capital gain distributions, your total return was...

 4.0% for the Maryland Fund
 4.2% for the Virginia Fund

Both Funds handily outpaced inflation, which was 0.7% for the period, as measured by the Consumer Price Index.

For those who reinvest dividends, The Maryland Fund's six-month income return of 2.8%, or 5.6% on an annualized basis, was the equivalent of 10.0% a year from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 44.1%.

The Virginia Fund's six-month income return of 2.7%, or 5.4% on an annualized basis, was the equivalent of 9.4% a year from a taxable investment if you are in the highest combined Federal and state tax bracket of 43.1%.

Why did muni and Treasury yields meet?

Municipal bond issuers took advantage of low interest rates to sell record amounts of debt in calendar 1998. Maryland, for instance, issued 33% more than in 1997, while Virginia issuance was up more than 50% over the prior period.
As the supply grew, price increases slowed.

Meanwhile, the economic crisis that had been dogging Southeast Asia expanded its reach in August as Russia defaulted on debt and devalued the ruble. Shaken global investors took the development as an omen and stampeded out of equities all over the world.

Long-Term Capital Management _ a huge hedge fund _ was caught in a highly leveraged position; its rapid collapse quickened the "flight to quality." Suddenly, everyone was interested in lower risk, creating a huge demand for dollars and U.S. Treasury bonds, generally considered the world's safest investments.

The Federal Reserve Board, striving to keep the domestic economy on an even keel in the face of such global uncertainty, lowered the Federal funds rate (the rate banks charge each other for overnight loans) three times _ a total reduction of 0.75%. These cuts helped the U.S. stock market to turn around in a hurry and move to new highs by December. Bond markets gained, too. Many of the world's other central banks followed suit, with similar results in their respective markets.

However, ongoing declines in Latin America kept fueling the popularity of Treasuries, pushing prices to record highs _ and forcing yields to decreased levels comparable with those of munis.

Looking ahead

The unusual similarity in absolute yields from Treasuries and municipal bonds is already fading, partly because calmer global markets have lessened demand for Treasuries and partly because issuance of new municipal bonds has fallen since December.

On the surface, conditions for municipal bonds look good. Inflation remains low and the overall economy continues to grow. That said, interest rates are so low that it is difficult to imagine them going any lower. The Funds' investment adviser, Capital Research and Management Company, notes that, in the current environment, it is unlikely to make any large investments in long-term bonds for either Fund.

We should note that both portfolios look much as they did six months ago. This is partly because the Funds' adviser believes strongly in the existing holdings and partly because making fewer transactions keeps costs low and helps to minimize taxable capital gains. When changes are made, of course, they are based on the thorough, proprietary investment research that is the hallmark of The American Funds Group.

We look forward to reporting to you again six months from now.
Sincerely,

          [SIGNATURE]              [SIGNATURE]
          James H. Lemon, Jr.      Harry J. Lister
          Chairman                 President

March 17, 1999

Preparing for the Year 2000 _ The Funds' key service providers _ Capital Research and Management Company, the investment adviser, Washington Mutual Corporation, the business manager, and American Funds Service Company, the transfer agent _ have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, please call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com

The Funds' 30-day yields as of February 28 were 3.39% for the Maryland Fund and 3.51% for the Virginia Fund. Those yields represent results of a Securities and Exchange Commission formula based on earnings anticipated from current holdings, and reflect the maximum sales charge. The Funds' distribution rates, which are based solely on past dividends, were 4.32% and 4.18%, respectively. For the latest yields based on actual distributions, call toll-free 800/421-0180.

The Tax-Exempt Fund of Maryland
January 31, 1999

Quality Diversification:
Moody's/S&P Ratings (best of either)

(A pie chart showing the following components and percentages)

Aaa/AAA ............... 43.3%
Aa/AA ................. 21.8%
A/A ................... 12.2%
Baa/BBB ................ 8.4%
Lower than BBB ......... 8.7%
Cash and Equivalents ... 5.6%

Maturity Diversification <F1>:

(A pie chart showing the following components and percentages)

Under 1 year ...........  5.6%
1 to 10 years .......... 67.1%
10+ to 20 years ........ 20.4%
20+ to 30 years ........  5.4%
30+ years ..............  1.5%

Average Life <F2> 8.27 years

[FN]
<F1> Securities are included at pre-refunded dates, not maturity dates.
<F2> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 14.38 years.

Investment Portfolio
January 31, 1999
The Tax-Exempt
Fund of Maryland
(map logo)

                                                        Principal
                                                         Amount        Market
Unaudited                                                 (000)         Value

Tax-Exempt Securities Maturing in More than One Year _ 94.44%
College & University Revenue _ 1.80%
Frederick County, College Revenue Bonds
  (Hood College Project), 1990 Series:
    7.05% 2004                                           $   410     $  436,388
    7.05% 2005                                               455        483,074
University of Maryland System Auxiliary
  Facility and Tuition Revenue Bonds,
  1993 Refunding Series C, 5.00% 2010                      1,000      1,044,179
                                                                      1,963,641

General Obligations (Local) _ 1.00%
Anne Arundel County, Consolidated Water and
  Sewer, 1993 Refunding Series, 5.30% 2016                   500        517,785
Harford County Consolidated Public
  Improvement Bonds, Series 1992, 5.80% 2010                 530        577,297
                                                                      1,095,082

General Obligations (State) _ 1.47%
Commonwealth of Puerto Rico, Public
  Improvement Refunding Bonds, Series 1998,
  5.00% 2007                                               1,500      1,607,415
Hospital & Health Facilities Revenue _ 9.50%
Maryland Health and Higher Educational
  Facilities Authority:
    (Charity Obligated Group-Daughters of
      Charity National Health System),
      Hospital Revenue Bonds, Series 1997D,
      4.60% 2026 (2003)<F1>                                1,725      1,767,815
    Good Samaritan Hospital Issue,
      Revenue Bonds, Series 1993, 5.70% 2009               1,000      1,127,770
    Howard County, General Hospital
      Issue, Series 1993:
        5.50% 2013                                         2,000      2,136,300
        5.50% 2021                                         1,000      1,061,570
    Johns Hopkins Hospital Issue, Revenue
      Refunding Bonds, Series 1993, 5.60% 2009               850        916,887
    Suburban Hospital Issue, Revenue
      Refunding Bonds, Series 1993, 5.125% 2021            1,500      1,494,000
Prince George's County (Dimensions Health
  Corporation Issue):
    Hospital Revenue Bonds, Series 1992,
      7.20% 2006                                         $   215$       240,510
    Project and Refunding Revenue Bonds,
      Series 1994, 5.375% 2014                             1,600      1,639,247
                                                                     10,384,099

Housing Finance Authority Revenue _ 14.65%
Maryland Community Development
  Administration, Department of Housing
  and Community Development:
    Residential Revenue Bonds, 1998 Series B, AMT:
      5.00% 2008                                           1,610      1,664,466
      5.00% 2009                                           1,680      1,728,653
    Single-Family Program Bonds:
      1994 First Series, 5.80% 2009                        2,000      2,128,440
      1994 First Series, 5.70% 2017                        2,630      2,736,725
      1994 Fifth Series, AMT, 5.875% 2017                  1,135      1,179,049
      1990 First Series, 7.60% 2017                          495        513,355
      1988 Third Series, 8.00% 2018                        1,000      1,046,500
Montgomery County, Housing Opportunities
  Commission, Single Family Mortgage Revenue
  Bonds:
    1998 Series B, 4.80% 2009                                600        617,340
    1997 Series A, 5.50% 2009                                750        788,543
    1998 Series B, 4.90% 2010                                500        513,955
Prince George's County Housing Authority,
  GNMA/FNMA Collateralized Single Family
  Mortgage Bonds:
    Series 1998 A, AMT, 4.65% 2019                         2,000      2,011,880
    Series 1994 A, AMT, 6.60% 2025                           885        949,915
Commonwealth of Puerto Rico Housing
  Finance Corporation, Single Family
  Mortgage Revenue Bonds, 1st Portfolio:
    1988 Series A, 7.80% 2021                                  5          5,088
    1988 Series B, 7.65% 2022                                120        126,556
                                                                     16,010,465

Industrial Development Revenue _ 1.99%
Mayor and City Council of Baltimore, Port
  Facilities Revenue Bonds (Consolidation Coal
  Sales Company Project):
    Series 1984 A, 6.50% 2011                                500        550,800
    Series 1984 B, 6.50% 2011                                500        550,800
Puerto Rico Ports Authority, Special Facilities
  Revenue Bonds (American Airlines, Inc.
  Project), 1996 Series A, 6.25% 2026                     $1,000    $ 1,073,750
                                                                      2,175,350
Insured _ 22.51%
City of Baltimore, Refunding Revenue Bonds,
  FGIC Insured,1994, Series A:
    6.00% 2015                                             1,500      1,756,305
  5.00% 2024                                               1,220      1,258,296
City of Baltimore, Consolidated Public
  Improvement Bonds of 1998, Series A,
  FGIC Insured, 5.375% 2010                                1,185      1,305,621
Calvert County, Economic Development
  Refunding Revenue Bonds, (Asbury-Solomons
  Island Facility), Series 1997, MBIA Insured:
    5.00% 2009                                             1,000      1,073,150
    5.00% 2010                                             1,000      1,069,020
    5.00% 2017                                             1,000      1,016,380
    5.00% 2027                                             1,000      1,005,400
Charles County, Consolidated Public
  Improvement Bonds of 1993, Series A,
  FGIC Insured, 5.25% 2003                                   715        760,331
City of Frederick, General Improvement Bonds,
  1992 Refunding Series, FGIC Insured,
  6.125% 2008                                                890        983,681
Maryland Health and Higher Educational
  Facilities Authority:
    Johns Hopkins Medical Institutions Parking
      Facilities Issue, Parking Revenue Bonds,
      Series 1996, AMBAC Insured, 5.50% 2011               1,200      1,315,776
    Helix Health Issue, Revenue Bonds, Series
      1997, AMBAC Insured, 5.00% 2007                      1,250      1,343,688
    Medlantic/Helix Health Issue, Revenue Bonds,
      Series 1998 A, AMBAC Insured:
        5.25% 2010                                         2,840      3,104,631
        5.25% 2038                                         1,500      1,601,475
    Mercy Medical Center Issue Project and
      Refunding Revenue Bonds, Series 1996,
      FSA Insured, 6.50% 2013                              2,000      2,446,100
    Upper Chesapeake Hospitals Issue, Revenue
      Bonds, Series 1998 A 5.50% 2020                      1,000      1,048,660
Prince George's County, Solid Waste
  Management System Revenue Bonds,
  Series 1993, FSA Insured, 6.50% 2007                    $2,000 $    2,241,260
Commonwealth of Puerto Rico:
  Electric & Power Authority, 1995 Series Y,
    MBIA Insured, 7.00% 2007                               1,000      1,218,680
  Public Improvement Bonds of 1987,
    MBIA Insured, 6.75% 2006                                  45         45,806
                                                                     24,594,260

Lease Revenue (State) _ 1.45%
Maryland Stadium Authority, Sports Facilities
  Lease Revenue Bonds, Series 1989 D, 7.50% 2010           1,500      1,581,330
Life Care Facilities Revenue _ 7.11%
Maryland Health and Higher Educational
  Facilities Authority, First Mortgage Refunding
  Revenue Bonds, Roland Park Place Issue,
  Series 1989, 7.75% 2012                                  2,000      2,058,540
Maryland Health and Higher Educational
  Facilities Authority, First Mortgage Revenue
  Bonds, PUMH of Maryland, Inc. Issue (Heron
  Point of Chestertown), Series 1998A:
    5.75%, 2019                                            1,500      1,491,795
    5.75%, 2026                                            1,640      1,607,594
Prince George's County, Refunding Revenue
  Bonds, Collington Episcopal Life Care
  Community, Inc., Series 1994 A, 6.00% 2013               2,500      2,608,375
                                                                      7,766,304

Multi-Family Housing _ 5.04%
Montgomery County, Maryland Housing
  Opportunities Commission, Multi-Family
  Revenue Bonds:
    1995 Series A, 6.10% 2015                              2,025      2,170,739
    1994 Series A-2, 7.50% 2024                            2,000      2,158,280
Prince George's County, Mortgage Revenue
  Bonds (GNMA Collateralized-Langley Gardens
  Apartments Project), Series 1997 A, 5.60% 2017           1,130      1,181,856
                                                                      5,510,875

Pre-Refunded<F2> _ 11.96%
Calvert County, Economic Development
  Revenue Bonds (Asbury-Solomons Island Facility),
  Series 1995, 8.625% 2024 (2005)                          2,300      2,900,484

Frederick County, Public Facilities Bonds:
  1991, Series B, 6.30% 2011 (2002)                       $1,370    $ 1,519,577
  1986 Series, 7.40% 2012 (2001)                             310        347,975
Harford County, Consolidated Public
  Improvement Bonds, Series 1992,
  5.80% 2010 (2002)                                          970      1,063,624
Howard County, Metropolitan District Refunding
  Bonds, 1991 Series A, 6.625% 2021 (2001)                   500        537,530
Maryland State Health and Higher Educational
  Facilities Authority:
    Junior Lien Revenue Bonds, Francis Scott
      Key Medical Center Issue, 1990 Series A,
      7.00% 2025 (2000)                                      250        268,295
    Memorial Hospital of Cumberland Issue,
      Revenue Refunding Bonds, Series 1992,
      6.50% 2010 (2004)                                      750        852,488
    Suburban Hospital Issue Revenue Bonds,
      Series 1992, 6.50% 2017 (2002)                         500        557,795
    University of Maryland Medical System Issue,
      Revenue Bonds, Series 1991 A, FGIC Insured,
      6.50% 2021 (2001)                                    1,000      1,074,240
Prince George's County, Hospital Revenue Bonds
  (Dimensions Health Corporation Issue),
  Series 1992, 7.20% 2006 (2002)                           1,035      1,175,739
Commonwealth of Puerto Rico:
  Housing Bank and Finance Agency, Single
    Family Mortgage Revenue Bonds,
    Homeownership 5th Portfolio, 1986 Series,
    7.50% 2015 (2000)                                        495        522,433
  Public Improvement Bonds of 1992, MBIA
    Insured, 6.50% 2009 (2002)                             1,000      1,114,580
University of Maryland System Auxiliary Facility
  and Tuition Revenue Bonds, 1992 Series A,
  6.30% 2009 (2001)                                        1,050      1,130,272
                                                                     13,065,032

Resource Recovery _ 6.62%
Maryland Energy Financing Administration,
  Limited Obligation Solid Waste Disposal
  Revenue Bonds (Wheelabrator Water
  Technologies Baltimore L.L.C. Projects),
  1996 Series, AMT, 6.30% 2010                             3,500      3,903,445

Resource Recovery _ continued
Montgomery County, Northeast Maryland Waste
  Disposal Authority, Solid Waste Revenue
  Bonds AMT:
    6.00% 2006                                            $1,000    $ 1,115,410
    6.00% 2007                                             1,000      1,120,890
    Series 1993 A, 6.30% 2016                              1,000      1,088,470
                                                                      7,228,215

Special Obligations _ 4.19%
Montgomery County Revenue Authority, Golf
  Course System Revenue Bonds, Series 1996 A,
    6.00% 2014                                             2,355      2,492,909
Virgin Islands Public Finance Authority,
  Revenue and Refunding Bonds: (Virgin Islands
  Matching Fund Loan Notes), Series 1998 A:
    5.20% 2009                                             1,000      1,044,080
    5.20% 2010                                             1,000      1,038,990
                                                                      4,575,979

Tax Assessment Bonds _ 2.06%
Prince George's County, Special Obligation
  Bonds (Woodview Village Infrastructure
  Improvements), Series 1997 A, 8.00% 2026                 2,000      2,249,479
Turnpikes & Toll Roads Revenue _ 1.03%
Maryland Transportation Authority Facilities
  Project, Transportation Facilities Projects
  Revenue Bonds, Series 1992, 5.80% 2006                   1,000      1,127,230
Water & Sewer Revenue _ 2.06%
Maryland Water Quality Financing Administration,
  Revolving Loan Fund Revenue Bonds, Series
  1991 B, 0% 2005                                            700        528,500
Washington Suburban Sanitary District,
  Refunding Bonds, 1997, 5.75% 2017                        1,510      1,716,372
                                                                      2,244,872
                                                                    103,179,628

Tax-Exempt Securities Maturing in One Year or Less _ 4.28%
College & University Revenue _ 1.19%
Maryland Health and Higher Educational
  Facilities Authority, Loyola College Issue,
  Revenue Bonds, Series 1996 B, 2.85% 2013<F3>             1,300      1,300,000
Hospital Facilities _ .92%
Maryland Health and Higher Educational
  Facilities Authority, Pooled Loan Program
  Revenue Bonds, Series D, 2.70% 2024<F3>                 $1,000 $    1,000,000
Pre-Refunded<F2> _ 1.71%
Maryland Health and Higher Educational
  Facilities Authority, Memorial Hospital of
  Easton, Series 1989 B, MBIA Insured, 7.00% 2012          1,200      1,244,388
University of Maryland System Auxiliary
  Facility and Tuition Revenue Bonds,
  1989 Series B, 7.00% 2007 (1999)                           600        628,206
                                                                      1,872,594

Water & Sewer Revenue _ .46%
Washington Suburban Sanitary District,
  Refunding Bonds, 1992, 5.35% 1999                          500        504,185
                                                                      4,676,779

TOTAL TAX-EXEMPT SECURITIES
  (cost: $100,403,000)                                              107,856,407
Excess of cash and receivables over payables                          1,399,084
NET ASSETS                                                         $109,255,491

[FN]
<F1> Valued in the market on the basis of its effective maturity (shown in parentheses)_ that is the date at which the investor must put the security to the issuer for redemption.
<F2> Parenthetical year represents date of pre-refunding.
<F3> Coupon rate changes periodically.

See Notes to Financial Statements

Financial Statements

Statement of Assets and Liabilities
January 31, 1999
Unaudited                                                (dollars in thousands)

Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $95,807)                                                  $103,179
    Maturing in one year or less
      (cost: $4,596)                                                      4,677
  Cash                                                                      521
  Receivables for _
    Sales of investments                                   $   969
    Sales of Fund's shares                                     110
    Interest                                                 1,047        2,126
                                                                        110,503
Liabilities:
  Payables for _
    Purchases of investments                                 1,000
    Repurchases of Fund's shares                                21
    Dividends                                                  139
    Adviser and management services                             39
    Other expenses                                              49        1,248
Net Assets at January 31, 1999 _
  Equivalent to $16.20 per share on 6,743,849
    shares of beneficial interest issued and
    outstanding (unlimited shares authorized)                          $109,255

See Notes to Financial Statements

Statement of Operations
For the six months ended January 31, 1999
Unaudited                                                (dollars in thousands)
Investment Income:
  Income:
    Interest on tax-exempt securities                                    $2,852
  Expenses:
    Investment adviser fee                               $   124
    Business management fee                                  100
    Distribution expenses                                    132
    Transfer agent fee                                        16
    Reports to shareholders                                   14
    Registration statement and prospectus                      8
    Postage, stationery and supplies                           3
    Trustees' fees                                             3
    Auditing and legal fees                                   15
    Custodian fee                                              3
    Other expenses                                             1            419
  Net investment income                                                   2,433

Realized Gain and Unrealized Appreciationon Investments:
  Net realized gain                                                         109
  Net unrealized appreciation on investments:
    Beginning of period                                    5,888
    End of period                                          7,453
      Change in unrealized appreciation
        on investments                                                    1,565
  Net realized gain and change in unrealized
    appreciation on investments                                           1,674
Net Increase in Net Assets Resulting from Operations                     $4,107

See Notes to Financial Statements

Statement of Changes in Net Assets
(dollars in thousands)
Operations:
  Net investment income                               $    2,433     $    4,493
  Net realized gain on investments                           109            698
  Net change in unrealized appreciation
    on investments                                         1,565             37
    Net increase in net assets resulting
      from operations                                      4,107          5,228

Dividends and Distributions Paid to Shareholders:
  Dividends paid from net investment
    income                                               (2,436)        (4,491)
  Distributions paid from net realized gain
    on investments                                         (623)          (642)
    Total dividends and distributions                    (3,059)        (5,133)

Capital Share Transactions:
  Proceeds from shares sold:  769,365
    and 1,252,351 shares, respectively                    12,436         20,079
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and distributions
    of net realized gain on investments:
    128,597 and 211,827 shares, respectively               2,079          3,386
  Cost of shares repurchased:  480,037 and
    548,078 shares, respectively                         (7,758)        (8,767)
    Net increase in net assets resulting
      from capital share transactions                      6,757         14,698

Total Increase in Net Assets                               7,805         14,793

Net Assets:
  Beginning of period                                    101,450         86,657
  End of period                                         $109,255       $101,450

[FN]
<F1>Unaudited

See Notes to Financial Statements

                              Six months
                                 ended            Year ended July 31
                             1/31/99<F1> 1998    1997    1996    1995    1994
Net Asset Value,
  Beginning of Period           $16.04  $16.02  $15.39  $15.29  $15.00  $15.53
Income from Investment
Operations:
  Net investment income            .38     .78     .79     .80     .80     .76
  Net gains (losses) on
    securities (both realized
    and unrealized)                .26     .14     .63     .10     .29    (.53)
    Total from investment
      operations                   .64     .92    1.42     .90    1.09     .23

Less Distributions:
  Dividends (from net
    investment income)            (.38)   (.78)   (.79)   (.80)   (.80)   (.76)
  Distributions (from
    capital gains)                (.10)   (.12)  _      _      _      _
    Total distributions           (.48)   (.90)   (.79)   (.80)   (.80)   (.76)
Net Asset Value,
  End of Period                 $16.20  $16.04  $16.02  $15.39  $15.29  $15.00

Total Return<F2>                  3.99%   5.89%   9.52%   5.95%   7.58%   1.42%
Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)          $109    $101     $87     $80     $75     $75
  Ratio of expenses to
    average net assets             .40%    .79%    .82%    .81%    .78%    .75%
  Ratio of net income to
    average net assets            2.31%   4.84%   5.08%   5.14%   5.38%   4.90%
  Portfolio turnover rate         2.14%  10.30%  15.27%  16.01%  20.91%  10.01%

[FN]
<F1> Unaudited
<F2> Excludes maximum sales charge of 4.75%.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
January 31, 1999

Quality Diversification:
Moody's/S&P Ratings (best of either)

(A pie chart showing the following components and percentages)

Aaa/AAA ................ 37.4%
Aa/AA .................. 35.1%
A/A .................... 11.5%
Baa/BBB ................  7.4%
Lower than BBB .........  6.5%
Cash and Equivalents ...  2.1%

Maturity Diversification <F1> :

(A pie chart showing the following components and percentages)

Under 1 year ...........  2.1%
1 to 10 years .......... 65.8%
10+ to 20 years ........ 27.8%
20+ to 30 years ........  4.3%

Average Life <F2> 8.18 years

[FN]
<F1> Securities are included at pre-refunded dates, not maturity dates.
<F2> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 12.56 years.

Investment Portfolio
January 31, 1999
The Tax-Exempt
Fund of Virginia
(map logo)

                                                        Principal
                                                         Amount        Market
Unaudited                                                 (000)         Value

Tax-Exempt Securities Maturing in More than One Year _ 97.94%
College & University Revenue _ 2.37%
Virginia College Building Authority Educational
  Facilities Revenue Bonds (Marymount University
  Project), Series 1992, 6.875% 2007                      $1,650     $1,815,941
Virginia Polytechnic Institute and State
  University, University Services System
  and General Revenue Pledge Bonds,
  Series C 1996, 5.35% 2009                                1,000      1,091,650
                                                                      2,907,591

General Obligations (Local) _ 9.17%
Arlington County:
  Public Improvement Bonds, Series 1996,
    6.00% 2011                                             1,000      1,178,770
  Refunding Bonds, Series 1993, 6.00% 2012                 1,000      1,178,400
Chesapeake:
  Public Improvement Bonds, Series 1992,
    6.00% 2006                                             1,600      1,750,864
  Refunding Bonds, Series 1993, 5.40% 2008                 1,000      1,110,740
Leesburg Refunding Bonds, Series 1993,
  5.60% 2008                                               1,195      1,291,305
Lynchburg Public Improvement Refunding Bonds,
  Series 1993, 5.25% 2009                                  1,000      1,060,320
City of Virginia Beach, Virginia, General
  Obligation Public Improvement and Refunding
  Bonds, Series 1998:
    5.25% 2007                                             1,385      1,514,525
    5.25% 2010                                             2,000      2,180,760
                                                                     11,265,684

General Obligations (State) _ .66%
Commonwealth of Virginia, Public Facilities
  Bonds, 1993 Series A, 5.40% 2005                           750        814,538
Hospital & Health Facilities Revenue _ 12.19%
Industrial Development Authority of the Town of
  Abingdon, Virginia, Hospital Facility Revenue
  and Refunding Bonds (Johnston Memorial
  Hospital), Series 1998
    5.00% 2008                                             1,015      1,069,130
    5.00% 2009                                             1,020      1,070,255
    5.00% 2010                                               505        527,114
Hospital & Health Facilities Revenue _ continued
Fairfax County Industrial Development Authority,
  Hospital Revenue Refunding Bonds (INOVA
  Health Systems Hospital Project), Series 1993 A:
    5.00% 2007                                           $   750        801,855
    5.25% 2019                                             2,500      2,654,300
    5.00% 2023                                               500        512,495
Industrial Development Authority of Halifax
  County, Virginia Hospital Refunding Revenue
  Bonds (Halifax Regional Hospital, Inc.),
  Series 1998:
    4.65% 2007                                               600        612,780
    4.80% 2009                                             1,000      1,019,470
Industrial Development Authority of Henry County,
  Hospital Revenue Bonds (Memorial Hospital of
  Martinsville and Henry County), Series 1997,
  6.00% 2017                                               2,000      2,168,200
Industrial Development Authority of the City of
  Norfolk, Hospital Revenue Bonds (Daughters
  of Charity National Health System-DePaul
  Medical Center), Series 1992 A, 6.50% 2007               1,000      1,112,850
Norfolk Industrial Development Authority,
  Hospital Revenue Bonds (Sentara Hospitals-
  Norfolk Project), Series A 1994, 5.00% 2020              1,000        990,110
Peninsula Ports Authority, Health System
  Revenue and Refunding Bonds Riverside Health
  System Project):
    Series 1992 A, 5.00% 2008                              1,200      1,267,812
    Series 1998, 5.00% 2009                                1,100      1,157,948
                                                                     14,964,319

Housing Finance Authority Revenue _ 3.42%
Commonwealth of Puerto Rico Housing Finance
  Corporation, Single Family Mortgage Revenue
  Bonds, 1st Portfolio:
    1988 Series A, 7.80% 2021                                 10         10,175
    1988 Series B, 7.65% 2022                                145        152,923
Virginia Housing Development Authority,
  Commonwealth Mortgage Bonds:
    1994 Series H, Sub-Series H-1, 6.10% 2003                500        529,680
    1995 Series A-AMT, Sub-Series A-1, 6.60% 2004          1,000      1,043,830
    1998 Series E, Sub-Series E-1, 4.50% 2005              1,190      1,198,889
    1994 Series I-AMT, Sub-Series I-1, 6.40% 2005            800        865,400
    1992 Series A, 7.10% 2022                                380        394,554
                                                                      4,195,451

Industrial Development Revenue _ 2.59%
Industrial Development Authority of the County
  of Henrico, Solid Waste Disposal Revenue Bonds
  (Browning-Ferris Industries of South Atlantic, Inc.
  Project), Series 1996 A AMT:
    5.30% 2011                                            $1,000 $    1,049,340
    5.45% 2014                                             1,000      1,060,420
Puerto Rico Ports Authority, Special Facilities
  Revenue Bonds (American Airlines, Inc. Project),
  1996 Series A, 6.25% 2026                                1,000      1,073,750
                                                                      3,183,510

Insured _ 22.19%
Industrial Development Authority of Augusta
  County, Virginia, Hospital Refunding Revenue
  Bonds (Augusta Health Care, Inc.), Series 1998,
  5.00% 2005                                               1,000      1,062,620
Chesapeake Certificates of Participation,
  MBIA Insured, 1993 Series, 5.40% 2005                    1,000      1,074,910
Industrial Development Authority of Danville,
  Virginia, Hospital Revenue Bonds (Danville
  Regional Medical Center), Series 1998,
  AMBAC Insured:
    5.25% 2012                                             1,995      2,149,593
    5.25% 2013                                             1,000      1,074,830
Fairfax County Industrial Development Authority,
  Hospital Revenue Refunding Bonds (INOVA
  Health System Hospitals Project), Series 1993 A,
  FSA Insured, 5.25% 2019                                  1,000      1,059,020
Fairfax County Redevelopment and Housing
  Authority, Multifamily Housing Revenue Bonds
  (Grand View Apartments Project), Series 1998 A,
  FHA Insured, 5.05% 2010                                  1,000      1,018,610
Industrial Development Authority of the County
  of Hanover, Hospital Revenue Bonds (Memorial
  Regional Medical Center Project at Hanover
  Medical Park), Series 1995, MBIA Insured:
    6.50% 2010                                             1,375      1,658,429
    6.375% 2018                                            1,000      1,204,680
Loudoun County:
  Industrial Development Authority, Hospital
    Revenue Bonds, FSA Insured, 6.00% 2005                 1,000      1,115,150
  Sanitation Authority, Water and Sewer System
    Revenue Bonds, FGIC Insured, Series 1992,
    6.25% 2010                                             2,000      2,208,340
Industrial Development Authority of the City of
  Norfolk, Health Care Revenue Bonds (Bon
  Secours Health System), Series 1997,
  MBIA Insured:
    5.00% 2006                                            $1,190    $ 1,264,827
    5.00% 2007                                             1,250      1,332,150
City of Norfolk, Virginia, General Obligation
  Capital Improvement and Refunding Bonds,
  Series 1998, 5.00%, 2008                                 1,000      1,077,420
Pamunkey Regional Jail Authority, Jail Facility
  Revenue Bonds, Series 1996, MBIA Insured,
  5.70% 2010                                               1,000      1,113,530
Industrial Development Authority of the County of Prince William (Virginia), Hospital Facility
  Refunding Revenue Bonds (Potomac Hospital
  Corporation of Prince William), Series 1998,

  FSA Insured, 5.00% 2008                                  1,475      1,576,023
Southeastern Public Service Authority of Virginia,
  Senior Revenue Refunding Bonds, Series 1998,
  AMBAC Insured, 5.00% 2015                                4,000      4,189,920
City of Virginia Beach Development Authority,
  Hospital Revenue Bonds (Virginia Beach General
  Hospital Project), Series 1993, AMBAC Insured,
  6.00% 2011                                               1,000      1,166,190
Washington, D.C. Metropolitan Area Airports
  Authority, Airport System Revenue and
  Refunding Bonds, MBIA Insured AMT:
    Series 1998 B, 5.25% 2010                              1,000      1,079,030
    Series 1992 A, 6.625% 2019                               750        829,403
                                                                     27,254,675

Lease Revenue (State) _ 1.73%
Virginia Public Building Authority:
  Public Facilities Revenue Refunding Bonds,
    Series 1998A, 5.00% 2004                               1,000      1,063,960
  Public Facilities Revenue Bonds, Series 1998B,
    5.00% 2010                                             1,000      1,060,150
                                                                      2,124,110

Life Care Facilities Revenue _ 4.87%
Industrial Development Authority of the County
  of Henrico, Virginia, Residential and Health Care
  Facility Mortgage Revenue Refunding Bonds
  (Our Lady of Hope), Series 1997, 6.00% 2016              2,730      2,806,003

Industrial Development Authority of the County
  of James City, Virginia, Residential Care Facility
  First Mortgage Revenue Bonds (Williamsburg
  Landing, Inc.), Series 1996A, 6.625% 2019               $3,000    $ 3,173,250
                                                                      5,979,253

Local Appropriation _ .44%
Fairfax County Economic Development
  Authority, Parking Revenue Bonds (Huntington
  Metrorail Station Project), Series 1990 A,
  6.75% 2015                                                 500        537,325
Multi-Family Housing _ 5.10%
Virginia Housing Development Authority,
  Multi-Family Housing Bonds:
    1995 Series H, 5.45% 2005                              1,255      1,320,197
    1998 Series I-AMT, 4.60% 2009                          1,320      1,332,197
    1998 Series I-AMT, 4.70% 2010                          1,240      1,248,841
    1997 Series B-AMT, 5.80% 2010                          1,185      1,285,820
    1996 Series B, 5.95% 2016                              1,000      1,069,150
                                                                      6,256,205

Pre-Refunded<F1> _ 14.73%
Danville, Virginia Industrial Development
  Authority, Hospital Revenue Bonds, Danville
  Regional Medical Center, Series 1994,
  FGIC Insured, 6.00% 2007 (2004)                          1,000      1,124,500
Fairfax County Industrial Development Authority
  Hospital Revenue Bonds (Fairfax Hospital System
  Project), INOVA Health Systems,
  Series 1991 C, 6.801% 2023 (2001)                        1,000      1,096,200
Henry County Public Service Authority, Water
  and Sewer Revenue Bonds, FGIC Insured,
  Series 1990, 7.20% 2019 (2000)                           1,250      1,350,125
Newport News General Obligation, Water Bonds,
  Series A 1992, 6.125% 2009 (2002)                        1,170      1,283,958
Norfolk:
  Capital Improvement and Refunding Bonds,
    Series 1992 A, 6.00% 2011 (2001)                         500        535,235
  Industrial Development Authority, Hospital
    Revenue Bonds:
      (Children's Hospital of the King's Daughters
      Obligated Group), Series 1991, AMBAC
      Insured, 7.00% 2011 (2001)                             400        440,200
      (Sentara Hospitals-Norfolk Project),
      Series 1991, 7.00% 2020 (2000)                         250        270,950
Peninsula Ports Authority:
  Health Care Facilities Revenue and Refunding
    Bonds (Mary Immaculate Project), 1994 Series,
    6.875% 2010 (2004)                                    $1,900    $ 2,236,794
  Health System Revenue and Refunding Bonds
        (Riverside Health System Project),
    Series 1992 A, 6.625% 2010 (2002)                      1,300      1,450,982
Prince William County Service Authority, Water
  and Sewer System Revenue Bonds, Series 1991,
  FGIC Insured, 6.50% 2021 (2001)                            680        742,880
Roanoke:
  Industrial Development Authority, Hospital
    Revenue Bonds, Carilion Health System
    (Roanoke Memorial Hospital Projects),
    Series 1990, MBIA Insured, 7.25% 2017 (2000)             750        806,925
  Public Improvement and Refunding Bonds,
    Series 1992 B:
      6.375% 2009 (2001)                                     250        272,790
      6.40% 2011 (2001)                                      500        548,180
  Water System Revenue Bonds, Series 1991,
    FGIC Insured, 6.50% 2021 (2001)                          750        819,353
University of Virginia, Hospital Revenue Bonds,
  1984 Series A, HIBI Insured, 9.875% 2001 (2000)             10         11,336
Upper Occoquan Sewage Authority, Regional
  Sewerage System Revenue Bonds, Series 1991,
  MBIA Insured, 6.00% 2021 (2001)                            700        743,715
Virginia Beach, Virginia Development Authority
  (Sentara Bayside Hospital), 6.60% 2009 (2001)            1,000      1,102,630
Virginia Public Building Authority, State
  Building Revenue Bonds, Series 1991 A,
  6.50% 2011 (2001)                                        1,750      1,914,745
Virginia Resources Authority:
  Solid Waste Disposal System Revenue Bonds,
    1990 Series A, 7.30% 2015 (2000)                       1,000      1,066,550
  Water and Sewer System Revenue Bonds,
    Series 1990, 7.25% 2011 (2000)                           250        270,935
                                                                     18,088,983

Pollution Control _ 1.63%
Industrial Development Authority of the County
  of Charles City (Virginia), Solid Waste Disposal
  Facility Revenue Refunding Bonds, (USA Waste
  of Virginia, Inc. Project), Series 1999, 4.875% 2009     2,000      2,004,699
Resource Recovery _ 1.30%
Roanoke Valley Resource Authority, Solid Waste
  System Revenue Bonds, Series 1992, 5.75% 2012           $1,500    $ 1,599,645
Special Obligations _ 1.72%
Virgin Islands Public Finance Authority, Revenue
  and Refunding Bonds (Virgin Islands Matching
  Fund Loan Notes):
    Series 1998 C, 5.50% 2007                              1,000      1,072,570
    Series 1998 A, 5.20% 2009                              1,000      1,044,080
                                                                      2,116,650

State Appropriation _ 1.39%
Big Stone Gap, Virginia Redevelopment and
  Housing Authority, Commonwealth of Virginia
  Correctional Facility Lease Revenue Bonds
  (Wallens Ridge Development Project),
  Series 1995, 5.25% 2010                                  1,600      1,708,720
State Authority _ 5.19%
Virginia Public School Authority, School
  Financing Bonds:
    (1997 Resolution), Series 1998 A, 5.25% 2007           2,000      2,188,540
    (1987 Resolution), 1991 Refunding Series C,
      6.25% 2007                                           1,500      1,634,550
    (1991 Resolution), Series 1994 A, 6.20% 2014           1,500      1,676,655
Virginia Resources Authority:
  Water and Sewer System Revenue Bonds
    (Pooled Loan Program), 1986 Series A,
    7.50% 2017                                                50         50,549
  Water System Refunding Revenue Bonds,
    1992 Series A, 6.45% 2013                                750        818,136
                                                                      6,368,430

Tax Assessment Bonds _ 1.67%
Dulles Town Center, Community Development
  Authority (Loudoun County, Virginia), Special
  Assessment Bonds (Dulles Town Center Project),
  Series 1998, 6.25% 2026                                  2,000      2,048,080
Turnpikes & Toll Roads Revenue _ 1.68%
Pocahontas Parkway Association, Route 895
  Connector, Toll Road Revenue Bonds,
  Series 1998A, 5.25% 2009                                 2,000      2,061,220
Water & Sewer Revenue _ 3.90%
Chesterfield County Water and Sewer Revenue
  Refunding Bonds, Series 1992, 6.375% 2009               $1,250 $    1,387,938
City of Richmond, Virginia, Public Utility
  Revenue and Refunding Bonds, Series 1998 A:
    5.25% 2009                                             1,500      1,628,670
    5.25% 2011                                             1,000      1,071,830
Rivanna Water and Sewer Authority, Regional
  Water and Sewer System Refunding Revenue
  Bonds, Series 1991, 6.40% 2007                             645        702,134
                                                                      4,790,572
                                                                    120,269,660

Tax-Exempt Securities Maturing in One Year or Less _ .91%
Hospital Facilities _ .16%
The Hospital Authority of the City of Petersburg,
  Variable Rate Hospital Facility Bonds (Southside
  Regional Medical Center), Series 1997, 3.20% 20172         200        200,000
Industrial Development Revenue _ .33%
Industrial Development Authority of King
  George County, Virginia, Variable Rate Demand
  Exempt Facility Revenue Bonds (Birchwood
  Power Partners, L.P. Project) Series 1994 A,
  3.30% 20242                                                400        400,000
Pre-Refunded<F1> _ .42%
Fairfax County Economic Development
  Authority, Resource Recovery Revenue Bonds,
  Series 1988 A AMT (Ogden Martin Systems of
  Fairfax, Inc. Project), 7.55% 2003 (1999)                  500        515,125
                                                                      1,115,125

TOTAL TAX-EXEMPT SECURITIES
  (cost: $113,458,000)                                              121,384,785
Excess of cash and receivables over payables                          1,417,337
NET ASSETS                                                         $122,802,122

[FN]
<F1> Parenthetical year represents date of pre-refunding.
<F2> Coupon rate changes periodically.

See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
January 31, 1999
Unaudited                                                (dollars in thousands)


Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $112,337)                                                 $120,270
    Maturing in one year or less
      (cost: $1,121)                                                      1,115
  Cash                                                                       65
  Receivables for _
    Sales of investments                                  $1,948
    Sales of Fund's shares                                   143
    Interest                                               1,791          3,882
                                                                        125,332

Liabilities:
  Payables for _
    Purchases of investments                               2,000
    Repurchases of Fund's shares                             281
    Dividends                                                151
    Adviser and management services                           42
    Other expenses                                            56          2,530

Net Assets at January 31, 1999 _
  Equivalent to $16.50 per share on 7,442,627
    shares of beneficial interest issued and
    outstanding (unlimited shares authorized)                          $122,802

See Notes to Financial Statements

Statement of Operations
For the six months ended January 31, 1999
Unaudited                                                (dollars in thousands)
Investment Income:
  Income:
    Interest on tax-exempt securities                                    $3,125
  Expenses:
    Investment adviser fee                               $   138
    Business management fee                                  110
    Distribution expenses                                    149
    Transfer agent fee                                        18
    Reports to shareholders                                   18
    Registration statement and prospectus                      7
    Postage, stationery and supplies                           4
    Trustees' fees                                             3
    Auditing and legal fees                                   15
    Custodian fee                                              3
    Other expenses                                             3            468
  Net investment income                                                   2,657

Realized Gain and Unrealized Appreciationon Investments:
  Net realized gain                                                         190
  Net unrealized appreciation on investments:
    Beginning of period                                    5,855
    End of period                                          7,927
      Change in unrealized appreciation
        on investments                                                    2,072
  Net realized gain and change in unrealized
    appreciation on investments                                           2,262
Net Increase in Net Assets Resulting from Operations                     $4,919

See Notes to Financial Statements

Statement of Changes in Net Assets
                                               Six months ended     Year ended
(dollars in thousands)                      January 31, 1999<F1>  July 31, 1998

Operations:
  Net investment income                               $    2,657     $    5,004
  Net realized gain on investments                           190          1,368
  Net change in unrealized appreciation
    on investments                                         2,072        (1,199)
    Net increase in net assets resulting
      from operations                                      4,919          5,173

Dividends and Distributions Paid to Shareholders:
  Dividends paid from net investment
    income                                               (2,660)        (5,001)
  Distributions paid from net realized gain
    on investments                                       (1,311)          (244)
    Total dividends and distributions                    (3,971)        (5,245)

Capital Share Transactions:
  Proceeds from shares sold:  705,711
    and 1,285,596 shares, respectively                    11,664         21,057
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and distributions
    of net realized gain on investments:
    156,597 and 188,801 shares, respectively               2,578          3,083
  Cost of shares repurchased: 424,492 and
    616,127 shares, respectively                         (7,002)       (10,063)
    Net increase in net assets resulting
      from capital share transactions                      7,240         14,077

Total Increase in Net Assets                               8,188         14,005

Net Assets:
  Beginning of period                                    114,614        100,609
  End of period                                         $122,802       $114,614

[FN]
<F1>Unaudited

See Notes to Financial Statements

Per-Share Data and Ratios

                              Six months
                                 ended            Year ended July 31
                             1/31/99<F1> 1998    1997    1996    1995    1994
Net Asset Value,
  Beginning of Period           $16.36  $16.37  $15.77  $15.79  $15.49  $16.01

Income from Investment
Operations:
  Net investment income            .37     .78     .80     .81     .83     .80
  Net gains (losses) on
    securities (both realized
    and unrealized)                .32     .03     .60     .03     .30    (.52)
    Total from investment
      operations                   .69     .81    1.40     .84    1.13     .28

Less Distributions:
  Dividends (from net
    investment income)            (.37)   (.78)   (.80)   (.81)   (.83)   (.80)
  Distributions (from
    capital gains)                (.18)   (.04)  _       (.05)  _      _
    Total distributions           (.55)   (.82)   (.80)   (.86)   (.83)   (.80)
Net Asset Value,
  End of Period                 $16.50  $16.36  $16.37  $15.77  $15.79  $15.49

Total Return<F2>                  4.24%   5.08%   9.10%   5.46%   7.56%   1.74%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)          $123    $115    $101     $90     $92     $93
  Ratio of expenses to
    average net assets             .39%    .78%    .81%    .79%    .79%    .78%
  Ratio of net income to
    average net assets            2.22%   4.73%   4.99%   5.11%   5.37%   5.04%
  Portfolio turnover rate         3.78%  24.66%  18.41%  27.34%  32.18%   2.36%

[FN]
<F1> Unaudited
<F2> Excludes maximum sales charge of 4.75%.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year.

See Notes to Financial Statements

Notes to Financial Statements
Unaudited
1. Organization and Significant Accounting Policies

Organization _ The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Significant Accounting Policies _ The following paragraphs summarize the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

     Security Valuation _ Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality, and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trust's Board.

     Security Transactions and Related Investment Income _ As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the Funds purchase securities on a delayed delivery or "when-issued" basis, they will segregate with their custodian liquid assets in an amount sufficient to meet their payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements.

     Dividends and Distributions to Shareholders _ Dividends to shareholders are declared daily after determination of the Funds' net investment income and paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal Income Taxation _ Each Fund's policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders.

Therefore, no Federal income tax provisions are required.
As of January 31, 1999, net unrealized appreciation on investments for book and Federal income tax purposes for the Maryland Fund aggregated $7,453,000, of which $7,479,000 related to appreciated securities and $26,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $7,927,000, of which $7,933,000 related to appreciated securities and $6,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 1999. The cost of portfolio securities for book and federal income tax purposes was $100,403,000 and $113,458,000 for the Maryland and Virginia Funds, respectively, at January 31, 1999.

3. Fees and Transactions with Related Parties

Business Management and Investment Advisory Fees _ Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $100,000 and $110,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC for business management services. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $23,000 and $11,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.

Fees of $124,000 and $138,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

Distribution Expenses _ Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 1999, distribution expenses under the Plan were $132,000 and $149,000, including accrued and unpaid expenses of $41,000 and $45,000, for the Maryland and Virginia Funds, respectively. The aggregate amount of distribution expenses subject to recovery for which the Maryland and Virginia Funds have not been reimbursed were $41,000 and $34,000, respectively.
American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $34,000 and $45,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.

Transfer Agent Fees _ American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $16,000 and $18,000, respectively.

Deferred Trustees' Fees _ Independent Trustees may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of January 31, 1999, aggregate amounts deferred and earnings thereon were $15,000 each for the Maryland and Virginia Funds.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4. Investment Transactions and Other Disclosures As of January 31, 1999:

                                            The Tax-Exempt     The Tax-Exempt
                                           Fund of Maryland   Fund of Virginia
Accumulated undistributed
  net realized gain on
  investments                               $     103,000       $     117,000
Paid-in capital                                101,700,000        114,758,000
Purchases and sales of
  investment securities,
  excluding short-term
  securities, during the
  six months ended
  January 31, 1999:
    Purchases                                   11,176,000         11,412,000
    Sales                                        2,163,000          4,436,000

Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fee of $3,000 for both the Maryland and Virginia Funds was paid by these credits rather than in cash.

The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust

Stephen Hartwell
Chairman Emeritus of the Trust

Harry J. Lister
President of the Trust

Cyrus A. Ansary

Jean Head Sisco

T. Eugene Smith

Stephen G. Yeonas

Other Officers

Howard L. Kitzmiller
Senior Vice President, Secretary/Treasurer of the Trust

Lois A. Erhard
Vice President of the Trust

Michael W. Stockton
Assistant Vice President, Assistant Secretary and
Assistant Treasurer of the Trust

J. Lanier Frank
Assistant Vice President of the Trust

Office of the Funds and of the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5804

Transfer Agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of Assets

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

For information about your account or any of the Funds' services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

TEFMD/TEFVA-013-0399

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The American Funds Tax-Exempt Series I
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)